Segment Information - Fixed and Intangible Assets of Company Abroad (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of segment information [line items]
Fixed and intangible assets	R$ 1,406,265	R$ 1,109,328
United States [member]
Summary of segment information [line items]
Fixed and intangible assets	1,152,876	909,787
Mexico [member]
Summary of segment information [line items]
Fixed and intangible assets	163,042	124,809
Uruguay [member]
Summary of segment information [line items]
Fixed and intangible assets	R$ 90,347	R$ 74,732